Cover	Aug. 19, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2026
Entity Registrant Name	AMASS BRANDS
Entity Central Index Key	0001851491
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43286
Entity Tax Identification Number	81-5227282
Entity Address, Address Line One	860 E Stowell Road
Entity Address, City or Town	Santa Maria
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93454
City Area Code	909
Local Phone Number	293-8571
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AMSS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31